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Institutional | International Strategic Equities Portfolio
SUMMARY INFORMATION: BERNSTEIN FUND, INC. NON-U.S. STOCK PORTFOLIOS International Strategic Equities Portfolio of Bernstein Fund, Inc.
INVESTMENT OBJECTIVE:
The Portfolio’s investment objective is to provide long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below
.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Institutional - International Strategic Equities Portfolio	SCB Class	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	none
Maximum Account Fee	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional - International Strategic Equities Portfolio		SCB Class	Advisor Class
Management Fees	[1]	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	[1]	none	none
Other Expenses: Shareholder Servicing	[1]	0.25%	none
Other Expenses: Transfer Agent	[1]	0.01%	0.01%
Other Expenses	[1]	0.02%	0.02%
Total Other Expenses	[1]	0.28%	0.03%
Total Annual Portfolio Operating Expenses	[1]	0.94%	0.69%
[1]	Restated to reflect current expenses.

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same and that any fee waiver is in effect only for the first year.
Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - Institutional - International Strategic Equities Portfolio - USD ($)	SCB Class	Advisor Class
After 1 Year	$ 96	$ 70
After 3 Years	300	221
After 5 Years	520	384
After 10 Years	$ 1,155	$ 859

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.

These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. For the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and equity real estate investment trusts (“REITs”). You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.
AllianceBernstein L.P. serves as the Portfolio’s investment manager. The Manager invests the assets of the Portfolio primarily (under normal circumstances, at least 65% of net assets) in equity securities of issuers in countries that make up the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”) ex USA Index, which includes both developed and emerging market countries. The Portfolio focuses on securities of large-cap
and
mid-cap
companies. The Manager expects to allocate fund assets among issuers in many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI ACWI ex USA Index and may invest in issuers in countries outside of the MSCI ACWI ex USA Index. The Portfolio’s exposure among
non-U.S.
countries may change over time based on the Manager’s assessment of market conditions and the investment merit of particular
non-U.S.
issuers. Under normal circumstances, the Manager invests in companies located in at least three countries other than the United States and expects to have exposure to issuers in several different countries. In determining a company’s location for purposes of the Portfolio’s investment policies and restrictions, the Manager may consider: (1) the place of domicile; (2) where the company has an established presence and conducts its business; and (3) where the company conducts a significant part of its economic activities. The Portfolio may, at times, invest significantly in emerging markets.
The Manager utilizes both fundamental and quantitative research to both determine which securities will be held by the Portfolio and to manage risk. Specifically, the Portfolio’s management team uses the universe of securities selected by the Manager’s various fundamental investment teams focusing on international equity securities, and applies its quantitative analysis to these securities. In applying its quantitative analysis, the Manager considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Manager expects to allocate the Portfolio’s assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.
The Portfolio may also invest in exchange-traded funds (“ETFs”) and other investment companies from time to time.
The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may invest in currency derivatives as discussed below and in futures contracts to gain exposure to certain markets. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.
Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Manager may employ currency hedging strategies, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so. The Manager may also take long and short positions in currencies or related derivatives for investment purposes, independent of any security positions. The Manager may use stock index futures contracts to gain access to certain markets.

PRINCIPAL RISKS:
The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

•
Foreign
(Non-U.S.)
Securities Risk:
Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio’s assets.

•
Country Concentration Risk:
The Portfolio may not always be diversified among countries or regions and the effect on the share price of the Portfolio of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolio’s investments in a particular country or region.

•
Sector Risk:
The Portfolio may have more risk because of concentrated investments in a particular market sector, such as the financials, consumer discretionary, information technology or industrials sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolio’s investments.

•
Emerging Markets Securities Risk:
The risks of investing in foreign
(non-U.S.)
securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty, and these risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. In addition, the value of the Portfolio’s investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

•
Foreign Currency Risk:
This is the risk that changes in foreign
(non-U.S.)
currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio’s investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (
i.e.
, gaining value relative to other currencies) and other currencies are weak (
i.e.
, losing value relative to the U.S. Dollar).

•
Actions by a Few Major Investors:
In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

•
Illiquid Investments Risk:
Illiquid investments risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from purchasing or selling these securities at an advantageous price. Illiquid securities may also be difficult to value.

•
Redemption Risk:
The Portfolio may experience heavy redemptions that could cause the Portfolio to liquidate its assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolio’s net asset value, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

•
Market Risk:
The Portfolio is subject to market risk, which is the risk that stock prices in general or in particular countries or sectors may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness); and other factors. In the past decade, financial markets in the United States, Europe and elsewhere have experienced increased volatility, decreased liquidity and heightened uncertainty. These market conditions may recur from time to time and have an adverse impact on various securities markets. Recently, certain governments and central banks have provided significant support to financial markets in response to serious economic disruptions, including, but not limited to, buying stocks, providing direct capital infusions into companies, implementing new monetary programs, dramatically lowering interest rates and through other market interventions. This and other government intervention into the economy and financial markets may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to support the economy and
financial markets have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The reversal of these policies, or their ineffectiveness, as well as further governmental or central bank actions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolio invests.

On January 31, 2020, the United Kingdom (the “U.K.”) formally left the European Union (the “EU”) (“Brexit”) and ceased to be a member of the EU. The U.K. was in a transition period until December 31, 2020, during which the U.K. and the EU negotiated an agreement on the terms of their future trading and security relationship, which principally relates to the trading of goods rather than services. The EU member states have given their support to have the agreement “provisionally applied” from January 1, 2021 through February 28, 2021. Further discussions are to be held between the U.K. and the EU in relation to matters not covered by the trade agreement, such as in relation to financial services. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the U.K. and EU is developed and the U.K. determines which EU laws to replace or replicate in the future. Any of these effects of Brexit, and others the Manager cannot anticipate, could adversely affect the value of the Portfolio’s investments and its net asset value. The political, economic and legal consequences of Brexit continue to give rise to uncertainties. The U.K. may be less stable than it has been in recent years and investments in U.K. assets may be difficult to value, or subject to greater or more frequent rises and falls in value.
The United States and its trading partners are periodically involved in disputes over trade, which may result in tariffs on various categories of goods imported from the other country. For example, the current political climate between the United States and China has intensified concerns about protectionist trade policies and a potential trade war between China and the United States. The United States has imposed tariffs and other trade barriers on Chinese exports and placed other restrictions on or barriers to investments in China. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolio’s assets.

Recently, the United States government acted to prohibit U.S. persons,

such as the Portfolio, from owning, and required them to divest, certain Chinese companies designated as related to the

Chinese military. There is no assurance that more such companies will not be so designated in the future, which could limit the

Portfolio’s opportunities for investment and require the sale of securities at a loss or make them illiquid. If the political climate between the United States and China continues to deteriorate, economies and markets may be adversely affected.

P
olicy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.
Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

•
Capitalization Risk:
Investments in
mid-capitalization
companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization
companies may have additional risks because these companies may have limited product lines, markets or financial resources.

•
Allocation Risk:
The Portfolio may seek to focus on different investment disciplines or factors at different times as a means to achieve its investment objective. In the event that the investment disciplines or factors to which the Portfolio has greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolio’s returns may be negatively affected.

•
Derivatives Risk:
The Portfolio may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolio more volatile and can compound other risks. Derivatives, especially over-the-counter
derivatives, are also subject to counterparty risk. The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives and may impose additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

•
Management Risk:
The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolio or cause the value of the Portfolio’s shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Manager may change the Portfolio’s investment strategies or policies from time to time. Those changes may not lead to the results intended by the Manager and could have an adverse effect on the Manager and could also have an adverse effect on the value or performance of the Portfolio.

•
REIT Risk:
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

•
Investment in Other Investment Companies Risk:
As with other investments, investments in other investment companies, including other registered funds advised by the Manager and ETFs, are subject to market and management risk. In addition, if the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the investment companies.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over the life of the Portfolio; and

•	how the Portfolio’s average annual returns for one year, five years and over the life of the Portfolio compare to those of a broad-based securities market index.
You may obtain updated performance information for the Portfolio at
www.bernstein.com
(click on “Investments,” then “Mutual Fund Performance at a Glance”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

The annual returns in the bar chart are for the Portfolio’s SCB Class shares.
Bar Chart

During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 15.45%, 2nd quarter, 2020; and Worst Quarter was down -23.48%, 1st quarter, 2020.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Total Returns - Institutional - International Strategic Equities Portfolio	1 Year		5 Years		Since Inception	[2]	Inception Date
SCB Class	4.19%	[1],[2]	6.97%	[1],[2]	7.07%	[1]	Dec. 21, 2015
Advisor Class	4.38%		7.20%		7.30%		Dec. 21, 2015
Return After Taxes on Distributions | SCB Class	4.11%	[1],[2]	6.62%	[1],[2]	6.71%	[1]	Dec. 21, 2015
Return After Taxes on Distributions and Sale of Portfolio Shares | SCB Class	2.84%	[1],[2]	5.58%	[1],[2]	5.66%	[1]	Dec. 21, 2015
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses, or taxes)	10.65%		8.93%		9.22%
[1]	After-tax returns:–Are shown for SCB Class shares only and will vary for Advisor Class shares because these Classes have different expense ratios;–Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and–Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for SCB and Advisor Class shares: December 21, 2015.